Goodwill and Other Intangible Assets-Other Intangible Assets (Detail) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012	Mar. 01, 2015
Total, Gross Carrying Value
Total, Gross Carrying Value	$ 69,040,000	$ 70,846,000
Amortized intangible assets:
Accumulated Amortization	(23,142,000)	(21,697,000)
Total:
Total	45,898,000	49,149,000		45,053,000
Amortized intangible assets:
Amortization expense	2,800,000	10,500,000	11,400,000
Trademarks [Member]
Non-amortized intangible assets:
Non-amortized intangible assets	42,743,000	42,743,000
Acquired contractual rights [Member]
Amortized intangible assets:
Amortized intangible assets, Gross Carrying Value	7,596,000	7,882,000
Amortized intangible assets:
Accumulated Amortization	(6,469,000)	(6,134,000)
Amortized intangible assets:
Amortized intangible assets, total	1,127,000	1,748,000
Customer lists [Member]
Amortized intangible assets:
Amortized intangible assets, Gross Carrying Value	18,701,000	20,221,000
Amortized intangible assets:
Accumulated Amortization	(16,673,000)	(15,563,000)
Amortized intangible assets:
Amortized intangible assets, total	$ 2,028,000	$ 4,658,000